Pensions and Other Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Pensions And Other Post Employment Benefits [Abstract]
Summary of Defined Benefit and OPEB Plan Obligation and Funded Status
A) Plan Obligations, Assets and Funded Status

	DB Pension Plan		OPEB Plans
	2023	2022	2023	2022
Defined Benefit Obligation
Defined Benefit Obligation, Beginning of Year	172	220	174	225
Current Service Costs	10	16	14	8
Past Service Costs - Curtailment and Plan Amendments	—	—	10	—
Interest Costs (1)	9	7	10	7
Benefits Paid	(8)	(12)	(9)	(8)
Plan Participant Contributions	3	2	—	—
Re-measurements:
(Gains) Losses From Experience Adjustments	4	1	1	(2)
(Gains) Losses From Changes in Financial Assumptions	13	(64)	50	(57)
Exchange Rate Movements and Other	(1)	2	(1)	1
Defined Benefit Obligation, End of Year	202	172	249	174

Plan Assets
Fair Value of Plan Assets, Beginning of Year	147	159	—	—
Employer Contributions	18	16	9	8
Plan Participant Contributions	3	2	—	—
Benefits Paid	(7)	(10)	(9)	(8)
Interest Income (1)	8	4	—	—
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	10	(26)	—	—
Exchange Rate Movements and Other	(1)	2	—	—
Fair Value of Plan Assets, End of Year	178	147	—	—

Defined Benefit Pension and OPEB Asset (Liability) (2)	(24)	(25)	(249)	(174)
(1)Based on the discount rate of the defined benefit obligation at the beginning of the year.
(2)Liabilities for the DB Pension Plan and OPEB plans are included in other liabilities.

Summary of Pension and OPEB Costs
B) Costs

	DB Pension Plan and DC Pension Plan		OPEB Plans
For the years ended December 31,	2023	2022	2023	2022
Defined Benefit Plan Cost
Current Service Costs	10	16	14	8
Past Service Costs – Curtailments and Plan Amendments	—	—	10	—
Net Interest Costs	1	3	10	7
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(10)	26	—	—
(Gains) Losses From Experience Adjustments	4	1	1	(2)
(Gains) Losses From Changes in Demographic Assumptions	—	—	—	—
(Gains) Losses From Changes in Financial Assumptions	13	(64)	50	(57)
Defined Benefit Plan Cost (Recovery)	18	(18)	85	(44)
Defined Contribution Plan Cost (1)	99	72	—	—
Total Plan Cost	117	54	85	(44)
(1)Includes defined contribution and U.S. 401(k) plans.

Summary of Fair Value of the Plan Assets
The fair value of the DB Pension Plan assets, as represented by fair value hierarchy levels are as follows:

As at December 31,	2023	2022
Level 1 – Cash and Cash Equivalents	5	7
Level 2 – Equity and Fixed Income Funds	161	130
Level 3 – Real Estate Funds and Other	12	10
	178	147
The DB Pension Plan does not hold any direct investment in Cenovus common shares or preferred shares.
Summary of principal weighted average actuarial assumptions used to determine benefit obligations and expenses
The principal weighted average actuarial assumptions used to determine benefit obligations are as follows:

	Defined Benefit Plan		OPEB Plans
For the years ended December 31,	2023	2022	2023	2022
Discount Rate (percent)	4.58	5.12	4.65	5.13
Future Salary Growth Rate (percent)	4.00	4.05	N/A	N/A
Average Longevity (years)	88.4	88.4	88.4	88.4
Health Care Cost Trend Rate (percent)	N/A	N/A	5.24	5.24

Sensitivity of defined benefit and OPEB obligation to changes in relevant actuarial assumptions

	2023		2022
As at December 31,	Increase	Decrease	Increase	Decrease
Discount Rate	(54)	66	(43)	51